Long-Term Debt - Summary of Aggregate Maturities Of Our Long-Term Debt (Detail) - Cypress Holdings Inc And Subsidiaries [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 25,381
2022	2,312
2023	13,846
2024	1,294,615
Total	$ 1,336,154